Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by Major Product Groups) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 3,534	$ 4,033	$ 4,292
Life Insurance [Member]
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	3,528	4,026	4,285
Accident and Health Insurance [Member]
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 6	$ 7	$ 7